SEGMENTED REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of detailed information about entity reportable segments [Table Text Block]
December 31, 2023
			Exploration and
	Property, plant and	Exploration and	evaluation Asset Held
	equipment	evaluation	for Sale - Ngayu
Congo	$1,042,395	$11,562,701	$10,000,000
Canada	$179,517	-	-
	$1,221,912	$11,562,701	$10,000,000
December 31, 2022
	Property, plant and	Exploration and
	equipment	evaluation
Congo	$1,107,568	$40,648,721
Canada	$2,352	-	-
	$1,109,920	$40,648,721